9. Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Earnout consideration payable in connection with Netspective acquisition		$ 0	$ 362,500
Executive and employee compensation	$ 1,581,802	1,237,531	792,402
Interest on convertible debentures and promissory notes	154,384	314,309	210,221
Other accrued expenses and liabilities	0	99,641	67,914
Total accrued liabilities	$ 1,736,185	$ 1,651,482	$ 1,433,037